Provisions and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
VEON Holdings B.V. [Member]
Provisions and Contingent Liabilities (Tables) [Line Items]
Schedule of Movement in Provisions

The following table summarizes the movement in provisions for the year ended December 31:

	Non-income tax provisions	Decommissioning provision	Legal provision	Total
As of January 1, 2024	3	3	2	8
Arising during the year	2	1	(1)	2
As of December 31, 2024	5	4	1	10
Non-current	—	4	—	4
Current	5	—	1	6
	Non-income tax provisions	Decommissioning provision	Legal provision	Total
As of January 1, 2023	2	3	2	7
Arising during the year	1	—	—	1
As of December 31, 2023	3	3	2	8
Non-current	—	3	—	3
Current	3	—	2	5